PGIM S&P 500 Buffer 12 ETF - June
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 105.2%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $83,084)(wb)	83,084	$83,084
Options Purchased*~ 104.2%
(cost $8,703,932)		9,114,270

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.2% (cost $8,787,016)		9,197,354
Options Written*~ (5.2)%
(premiums received $391,293)		(450,161)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,395,723)		8,747,193
Liabilities in excess of other assets(z) (0.0)%		(2,015)

Net Assets 100.0%		$8,745,178

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/29/26	$5.89		142		14	$8,845,748
SPDR S&P 500 ETF Trust	Put	05/29/26	$589.39		142		14	268,522
Total Options Purchased (cost $8,703,932)								$9,114,270
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/29/26	$674.85		142		14	$(317,087)
SPDR S&P 500 ETF Trust	Put	05/29/26	$518.66		142		14	(133,074)
Total Options Written (premiums received $391,293)								$(450,161)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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